Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)
Classes of current inventories [abstract]
Finished products	$ 32,853				$ 27,145
Raw materials	5,331				5,363
Spare parts	1,198				1,362
Work in process	113				225
Inventories in transit	1,528				1,591
Total inventories	$ 41,023	[1]	$ 2,175		$ 35,686

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3